Vista Outdoor Inc. - 10-K Stockholders' Equity (Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) - Vista Outdoor Inc. - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Shares
Nonvested at the beginning of the period (in shares)	741,023
Granted (in shares)	958,618
Vested (in shares)	(423,418)
Forfeited (in shares)	(46,595)
Nonvested at the end of the period (in shares)	1,229,628	741,023
Weighted average grant date fair value
Nonvested at beginning of the period, Weighted average grant date fair value (in dollars per share)	$ 27.43
Granted, Weighted average grant date fair value (in dollars per share)	30.66	$ 27.82	$ 34.58
Vested, Weighted average grant date fair value (in dollars per share)	26.41
Forfeited, Weighted average grant date fair value (in dollars per share)	29.43
Nonvested at end of the period, Weighted average grant date fair value (in dollars per share)	$ 30.29	$ 27.43